united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Timothy Burdick Ultimus Fund Solutions, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	7/31

Date of reporting period:	7/31/25

Item 1. Reports to Stockholders.

(a)

Tactical Dividend and Momentum Fund

Class A (HTDAX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$187	1.76%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (“the Fund”) was fully invested for the majority of the annual reporting period (8/1/2024 – 7/31/2025). During the reporting period, Class A shares had a total return of 12.87%. The Fund remained invested during the steep early April drawdown, which was caused by the announcement of tariffs on U.S. trading partners. The Fund’s portfolio management team viewed the pullback as a temporary reaction and sought to remain invested in U.S. equities amidst a positive economic and earnings environment. This view proved accurate as the S&P 500 and the Fund quickly rebounded from most of the tariff-driven selloff and reached new all-time highs by 6/30/2025.

The Fund is benchmarked against the S&P 500 Total Return Index, which returned 16.33% over the same period. The Fund reduced sector exposure to Healthcare and Materials stocks on 5/28/2025 and remained uninvested in these two sectors as of 7/31/2025. The decision to exit these sectors was primarily driven by tactical price-based momentum indicators. As of 7/31/2025, the Fund remains 89.3% invested in US equities with 10.7% in cash and equivalents.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
Tactical Dividend and Momentum Fund - with load
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$38,872
$16,657
$15,700
Sep-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Tactical Dividend and Momentum Fund	Tactical Dividend and Momentum Fund - with load	S&P 500® Index
Sep-2015	$10,000	$9,425	$10,000
Jul-2016	$9,608	$9,056	$11,408
Jul-2017	$9,899	$9,330	$13,238
Jul-2018	$11,213	$10,569	$15,387
Jul-2019	$10,936	$10,307	$16,616
Jul-2020	$10,648	$10,036	$18,603
Jul-2021	$13,699	$12,912	$25,383
Jul-2022	$13,039	$12,290	$24,206
Jul-2023	$12,947	$12,203	$27,356
Jul-2024	$14,758	$13,910	$33,415
Jul-2025	$16,657	$15,700	$38,872

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 9, 2015)
Tactical Dividend and Momentum Fund
Without Load	12.87%	9.36%	5.29%
With Load	6.36%	8.08%	4.66%
S&P 500® Index	16.33%	15.88%	14.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$90,847,227
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$885,336
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.3%
Money Market Funds	16.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 33.7%
Financial 14.3%
Consumer Discretionary 10.5%
Money Market Funds 9.7%
Communication Services 9.7%
Industrial 9.0%
Collateral for Securities Loaned 8.5%
Consumer Staples 5.5%
Energy 3.1%
Utilities 2.5%
Real Estate 2.1%
Liabilities in Excess of Other Assets -8.6%

Value	Value
Liabilities in Excess of Other Assets	-8.6%
Real Estate	2.1%
Utilities	2.5%
Energy	3.1%
Consumer Staples	5.5%
Collateral for Securities Loaned	8.5%
Industrial	9.0%
Communication Services	9.7%
Money Market Funds	9.7%
Consumer Discretionary	10.5%
Financial	14.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	22.0%
Financial Select Sector SPDR Fund	14.3%
Technology Select Sector SPDR Fund	11.7%
Consumer Discretionary Select Sector SPDR Fund	10.5%
MSILF Treasury Securities Portfolio, Institutional Class	9.7%
Communication Services Select Sector SPDR Fund	9.7%
Industrial Select Sector SPDR Fund	9.0%
Dreyfus Government Cash Management Fund, Institutional Class	8.5%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, which is available at www.hanlon.funds or by calling 1-844-828-3212.

Effective December 6, 2024, VestGen Investment Management, LLC (“VestGen”) began to serve as the Fund's investment adviser pursuant to an interim advisory agreement (the "Interim Advisory Agreement”), pending shareholder approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and VestGen (the "New Advisory Agreement") with substantially the same terms as the Fund' prior advisory agreement with Hanlon Investment Management, Inc., including the compensation to be paid to the adviser. On April 28, 2025, the New Advisory Agreement was approved by the Fund's shareholders and, as of that date, VestGen began serving as the investment adviser pursuant to the New Advisory Agreement.

Tactical Dividend and Momentum Fund - Class A (HTDAX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.hanlonfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-HTDAX

Tactical Dividend and Momentum Fund

Class C (HTDCX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$266	2.51%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (“the Fund”) was fully invested for the majority of the annual reporting period (8/1/2024 – 7/31/2025). During the reporting period, Class C shares had a total return of 11.97%. The Fund remained invested during the steep early April drawdown, which was caused by the announcement of tariffs on U.S. trading partners. The Fund’s portfolio management team viewed the pullback as a temporary reaction and sought to remain invested in U.S. equities amidst a positive economic and earnings environment. This view proved accurate as the S&P 500 and the Fund quickly rebounded from most of the tariff-driven selloff and reached new all-time highs by 6/30/2025.

The Fund is benchmarked against the S&P 500 Total Return Index, which returned 16.33% over the same period. The Fund reduced sector exposure to Healthcare and Materials stocks on 5/28/2025 and remained uninvested in these two sectors as of 7/31/2025. The decision to exit these sectors was primarily driven by tactical price-based momentum indicators. As of 7/31/2025, the Fund remains 89.3% invested in US equities with 10.7% in cash and equivalents.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$38,872
$15,475
Sep-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Tactical Dividend and Momentum Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Jul-2016	$9,562	$11,408
Jul-2017	$9,780	$13,238
Jul-2018	$10,982	$15,387
Jul-2019	$10,639	$16,616
Jul-2020	$10,275	$18,603
Jul-2021	$13,114	$25,383
Jul-2022	$12,386	$24,206
Jul-2023	$12,201	$27,356
Jul-2024	$13,821	$33,415
Jul-2025	$15,475	$38,872

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/9/2015)
Tactical Dividend and Momentum Fund	11.97%	8.54%	4.51%
S&P 500® Index	16.33%	15.88%	14.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$90,847,227
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$885,336
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.3%
Money Market Funds	16.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.6%
Real Estate	2.1%
Utilities	2.5%
Energy	3.1%
Consumer Staples	5.5%
Collateral for Securities Loaned	8.5%
Industrial	9.0%
Communication Services	9.7%
Money Market Funds	9.7%
Consumer Discretionary	10.5%
Financial	14.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	22.0%
Financial Select Sector SPDR Fund	14.3%
Technology Select Sector SPDR Fund	11.7%
Consumer Discretionary Select Sector SPDR Fund	10.5%
MSILF Treasury Securities Portfolio, Institutional Class	9.7%
Communication Services Select Sector SPDR Fund	9.7%
Industrial Select Sector SPDR Fund	9.0%
Dreyfus Government Cash Management Fund, Institutional Class	8.5%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, which is available at www.hanlon.funds or by calling 1-844-828-3212.

Effective December 6, 2024, VestGen Investment Management, LLC (“VestGen”) began to serve as the Fund's investment adviser pursuant to an interim advisory agreement (the "Interim Advisory Agreement”), pending shareholder approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and VestGen (the "New Advisory Agreement") with substantially the same terms as the Fund' prior advisory agreement with Hanlon Investment Management, Inc., including the compensation to be paid to the adviser. On April 28, 2025, the New Advisory Agreement was approved by the Fund's shareholders and, as of that date, VestGen began serving as the investment adviser pursuant to the New Advisory Agreement.

Tactical Dividend and Momentum Fund - Class C (HTDCX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.hanlonfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-HTDCX

Tactical Dividend and Momentum Fund

Class I (HTDIX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.51%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (“the Fund”) was fully invested for the majority of the annual reporting period (8/1/2024 – 7/31/2025). During the reporting period, Class I shares had a total return of 13.20%. The Fund remained invested during the steep early April drawdown, which was caused by the announcement of tariffs on U.S. trading partners. The Fund’s portfolio management team viewed the pullback as a temporary reaction and sought to remain invested in U.S. equities amidst a positive economic and earnings environment. This view proved accurate as the S&P 500 and the Fund quickly rebounded from most of the tariff-driven selloff and reached new all-time highs by 6/30/2025.

The Fund is benchmarked against the S&P 500 Total Return Index, which returned 16.33% over the same period. The Fund reduced sector exposure to Healthcare and Materials stocks on 5/28/2025 and remained uninvested in these two sectors as of 7/31/2025. The decision to exit these sectors was primarily driven by tactical price-based momentum indicators. As of 7/31/2025, the Fund remains 89.3% invested in US equities with 10.7% in cash and equivalents.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Tactical Dividend and Momentum Fund
S&P 500® Index
$400,000
$320,000
$240,000
$160,000
$80,000
$0
$388,723
$170,391
Sep-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Tactical Dividend and Momentum Fund	S&P 500® Index
Sep-2015	$100,000	$100,000
Jul-2016	$96,122	$114,076
Jul-2017	$99,273	$132,376
Jul-2018	$112,702	$153,875
Jul-2019	$110,243	$166,163
Jul-2020	$107,489	$186,032
Jul-2021	$138,805	$253,832
Jul-2022	$132,279	$242,055
Jul-2023	$131,688	$273,560
Jul-2024	$150,522	$334,149
Jul-2025	$170,391	$388,723

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/9/2015)
Tactical Dividend and Momentum Fund	13.20%	9.65%	5.53%
S&P 500® Index	16.33%	15.88%	14.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$90,847,227
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$885,336
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.3%
Money Market Funds	16.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.6%
Real Estate	2.1%
Utilities	2.5%
Energy	3.1%
Consumer Staples	5.5%
Collateral for Securities Loaned	8.5%
Industrial	9.0%
Communication Services	9.7%
Money Market Funds	9.7%
Consumer Discretionary	10.5%
Financial	14.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	22.0%
Financial Select Sector SPDR Fund	14.3%
Technology Select Sector SPDR Fund	11.7%
Consumer Discretionary Select Sector SPDR Fund	10.5%
MSILF Treasury Securities Portfolio, Institutional Class	9.7%
Communication Services Select Sector SPDR Fund	9.7%
Industrial Select Sector SPDR Fund	9.0%
Dreyfus Government Cash Management Fund, Institutional Class	8.5%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, which is available at www.hanlon.funds or by calling 1-844-828-3212.

Effective December 6, 2024, VestGen Investment Management, LLC (“VestGen”) began to serve as the Fund's investment adviser pursuant to an interim advisory agreement (the "Interim Advisory Agreement”), pending shareholder approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and VestGen (the "New Advisory Agreement") with substantially the same terms as the Fund' prior advisory agreement with Hanlon Investment Management, Inc., including the compensation to be paid to the adviser. On April 28, 2025, the New Advisory Agreement was approved by the Fund's shareholders and, as of that date, VestGen began serving as the investment adviser pursuant to the New Advisory Agreement.

Tactical Dividend and Momentum Fund - Class I (HTDIX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.hanlonfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-HTDIX

Tactical Dividend and Momentum Fund

Class R (HTDRX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$203	1.91%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (“the Fund”) was fully invested for the majority of the annual reporting period (8/1/2024 – 7/31/2025). During the reporting period, Class R shares had a total return of 12.68%. The Fund remained invested during the steep early April drawdown, which was caused by the announcement of tariffs on U.S. trading partners. The Fund’s portfolio management team viewed the pullback as a temporary reaction and sought to remain invested in U.S. equities amidst a positive economic and earnings environment. This view proved accurate as the S&P 500 and the Fund quickly rebounded from most of the tariff-driven selloff and reached new all-time highs by 6/30/2025.

The Fund is benchmarked against the S&P 500 Total Return Index, which returned 16.33% over the same period. The Fund reduced sector exposure to Healthcare and Materials stocks on 5/28/2025 and remained uninvested in these two sectors as of 7/31/2025. The decision to exit these sectors was primarily driven by tactical price-based momentum indicators. As of 7/31/2025, the Fund remains 89.3% invested in US equities with 10.7% in cash and equivalents.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$38,872
$16,352
Sep-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Tactical Dividend and Momentum Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Jul-2016	$9,562	$11,408
Jul-2017	$9,834	$13,238
Jul-2018	$11,116	$15,387
Jul-2019	$10,832	$16,616
Jul-2020	$10,527	$18,603
Jul-2021	$13,532	$25,383
Jul-2022	$12,858	$24,206
Jul-2023	$12,742	$27,356
Jul-2024	$14,511	$33,415
Jul-2025	$16,352	$38,872

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/9/2015)
Tactical Dividend and Momentum Fund	12.68%	9.21%	5.10%
S&P 500® Index	16.33%	15.88%	14.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$90,847,227
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$885,336
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.3%
Money Market Funds	16.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.6%
Real Estate	2.1%
Utilities	2.5%
Energy	3.1%
Consumer Staples	5.5%
Collateral for Securities Loaned	8.5%
Industrial	9.0%
Communication Services	9.7%
Money Market Funds	9.7%
Consumer Discretionary	10.5%
Financial	14.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	22.0%
Financial Select Sector SPDR Fund	14.3%
Technology Select Sector SPDR Fund	11.7%
Consumer Discretionary Select Sector SPDR Fund	10.5%
MSILF Treasury Securities Portfolio, Institutional Class	9.7%
Communication Services Select Sector SPDR Fund	9.7%
Industrial Select Sector SPDR Fund	9.0%
Dreyfus Government Cash Management Fund, Institutional Class	8.5%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, which is available at www.hanlon.funds or by calling 1-844-828-3212.

Effective December 6, 2024, VestGen Investment Management, LLC (“VestGen”) began to serve as the Fund's investment adviser pursuant to an interim advisory agreement (the "Interim Advisory Agreement”), pending shareholder approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and VestGen (the "New Advisory Agreement") with substantially the same terms as the Fund' prior advisory agreement with Hanlon Investment Management, Inc., including the compensation to be paid to the adviser. On April 28, 2025, the New Advisory Agreement was approved by the Fund's shareholders and, as of that date, VestGen began serving as the investment adviser pursuant to the New Advisory Agreement.

Tactical Dividend and Momentum Fund - Class R (HTDRX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.hanlonfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-HTDRX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$16,300
2024	$14,300

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$3,200
2024	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 31, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Tactical Dividend and Momentum Fund
Class A HTDAX
Class C HTDCX
Class I HTDIX
Class R HTDRX

Annual Financial Statements and Additional Information
July 31, 2025

www.HanlonFunds.com
1-844-828-3212

Distributed by Foreside Financial Services, LLC
Member FINRA

The financial statements and other information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Fund’s prospectus carefully before investing in the Fund.

TACTICAL DIVIDEND AND MOMENTUM FUND

SCHEDULE OF INVESTMENTS

July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.4%
	EQUITY - 90.4%
81,828	Communication Services Select Sector SPDR Fund(a)	$8,789,145
43,139	Consumer Discretionary Select Sector SPDR Fund(a)	9,552,269
62,447	Consumer Staples Select Sector SPDR Fund(a)	4,982,022
32,050	Energy Select Sector SPDR Fund	2,795,081
247,533	Financial Select Sector SPDR Fund	12,963,303
54,057	Industrial Select Sector SPDR Fund	8,217,205
45,322	Real Estate Select Sector SPDR Fund	1,876,784
40,410	Technology Select Sector SPDR Fund	10,617,323
26,995	Utilities Select Sector SPDR Fund	2,312,662
29,026	Vanguard Information Technology ETF	20,041,581
	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,134,977)	82,147,375

	SHORT-TERM INVESTMENTS — 18.2%
	COLLATERAL FOR SECURITIES LOANED - 8.5%
7,710,600	Dreyfus Government Cash Management Fund, Institutional Class, 4.14% (Cost $7,710,600)(b),(c)	7,710,600

	MONEY MARKET FUNDS - 9.7%
8,813,079	MSILF Treasury Securities Portfolio, Institutional Class, 4.13% (Cost $8,813,079)(c)	8,813,079

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,523,679)	16,523,679

	TOTAL INVESTMENTS - 108.6% (Cost $77,658,656)	$98,671,054
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%	(7,823,827)
	NET ASSETS - 100.0%	$90,847,227

ETF	- Exchange-Traded Fund
MSILF	- Morgan Stanley Institutional Liquidity Funds
SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2025, was $22,154,578.
(b)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $7,710,600 at July 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $14,954,857.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2025.

See accompanying notes which are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2025

Assets
Investment securities
At cost	$77,658,656
At value*	$98,671,054
Dividends and interest receivable	31,880
Receivable for fund shares sold	1,335
Prepaid expenses and other assets	21,039
Total Assets	98,725,308

Liabilities
Payable upon return of securities loaned	7,710,600
Accrued advisory fees	76,633
Payable to Related Parties	21,308
Payable for fund shares redeemed	9,903
Distribution (12b-1) fees payable	6,952
Other accrued expenses	52,685
Total Liabilities	7,878,081
Net Assets	$90,847,227

Composition of Net Assets:
Paid-in capital	$77,279,485
Accumulated earnings	13,567,742
Net Assets	$90,847,227

Net Asset Value Per Share
Class A
Net Assets	$9,141,084
Shares outstanding (unlimited number of shares authorized, no par value)	643,091
Net asset value (Net Assets / Shares Outstanding) and redemption price per share	$14.21
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$15.08
Class C
Net Assets	$248,518
Shares outstanding (unlimited number of shares authorized, no par value)	18,837
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$13.19
Class I
Net Assets	$67,290,799
Shares outstanding (unlimited number of shares authorized, no par value)	4,756,898
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.15
Class R
Net Assets	$14,166,826
Shares outstanding (unlimited number of shares authorized, no par value)	1,021,883
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.86

*	Includes fair value of securities loaned in amount of $22,154,578.
(a)	For investments in Class A shares of $1 million or more, there is a deferred sales charge of 1.00% of the original purchase price on redemptions made within one year.
(b)	Class C shares sold within one year of purchase are subject to a contingent deferred sales charge of 1.00% of the original purchase price.

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2025

Investment Income
Dividend income	$1,145,675
Interest income	135,622
Income from securities loaned	24,620
Total Investment Income	1,305,917

Expenses
Investment advisor fees	905,922
Distribution (12b-1) fees:
Class A	18,639
Class C	2,403
Class R	63,814
Administration fees	93,075
Third party administrative service fees	73,592
Registration and filing fees	56,490
Transfer agent fees	51,490
Fund accounting fees	50,018
Legal fees	35,386
Custody fees	31,222
Compliance officer fees	24,995
Audit fees	21,499
Trustees’ fees	19,999
Printing expense	16,136
Insurance expense	2,082
Other expenses	3,500
Total Expenses	1,470,262
Less: Fees waived/expenses reimbursed by the Fund’s Investment adviser	(20,586)
Net Expenses	1,449,676
Net Investment Loss	(143,759)

Net Realized and Change in Unrealized Gain on Investments

Net realized gain on:
Investments	2,180,655

Net change in unrealized appreciation on:
Investments	9,219,318

Net Realized and Unrealized Gain on Investments	11,399,973
Net Increase in Net Assets Resulting From Operations	$11,256,214

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025	Year Ended July 31, 2024
Operations
Net investment income (loss)	$(143,759)	$1,145,992
Net realized gain from investment transactions	2,180,655	7,560,309
Net change in unrealized gain of investment transactions	9,219,318	2,741,254
Net Increase in Net Assets Resulting From Operations	11,256,214	11,447,555

Distributions to Shareholders
Distributions paid:
Class A	—	(102,816)
Class C	—	(2,535)
Class I	—	(1,299,605)
Class R	—	(231,558)
Net Decrease in Net Assets from Distributions to Shareholders	—	(1,636,514)

Shares of Beneficial Interest
Proceeds from shares sold:
Class A	1,995,612	382,289
Class C	1,320	3,820
Class I	7,327,719	3,541,789
Class R	1,218,102	1,767,691
Reinvestment of distributions:
Class A	—	101,945
Class C	—	2,270
Class I	—	80,441
Class R	—	231,558
Cost of shares redeemed:
Class A	(334,655)	(1,314,606)
Class C	(14,302)	(40,222)
Class I	(16,073,471)	(28,457,149)
Class R	(5,569,286)	(2,808,308)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(11,448,961)	(26,508,482)

Net Decrease in Net Assets	(192,747)	(16,697,441)

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND (Continued)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025	Year Ended July 31, 2024
Net Assets
Beginning of year	91,039,974	107,737,415
End of year	$90,847,227	$91,039,974

Share Activity:
Class A:
Shares Sold	148,411	32,668
Shares Reinvested	—	9,192
Shares Redeemed	(24,357)	(118,026)
Net Increase (Decrease) in Total Shares Outstanding	124,054	(76,166)

Class C:
Shares Sold	106	356
Shares Reinvested	—	218
Shares Redeemed	(1,156)	(3,412)
Net Decrease in Total Shares Outstanding	(1,050)	(2,838)

Class I:
Shares Sold	564,603	308,721
Shares Reinvested	—	7,313
Shares Redeemed	(1,216,259)	(2,548,062)
Net Decrease in Total Shares Outstanding	(651,656)	(2,232,028)

Class R:
Shares Sold	94,191	158,987
Shares Reinvested	—	21,342
Shares Redeemed	(425,697)	(252,822)
Net Decrease in Total Shares Outstanding	(331,506)	(72,493)

The accompanying notes are an integral part of these financial statements.

Tactical Dividend and Momentum Fund – Class A

Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year Ended July 31, 2025		Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022		Year Ended July 31, 2021
Net asset value, beginning of year	$12.59		$11.23	$11.31	$13.57		$10.54

Investment operations:
Net investment income (loss)(a)	(0.04)		0.12	0.09	(0.09)		(0.04)
Net realized and unrealized gain (loss) on investments	1.66		1.43	(0.17)	(0.48)		3.07
Total from investment operations	1.62		1.55	(0.08)	(0.57)		3.03

Less distributions to shareholders from:
Net investment income	—		(0.19)	—	—		—
Net realized gains	—		—	—	(1.69)		—
Total distributions	—		(0.19)	—	(1.69)		—

Net asset value, end of year	$14.21		$12.59	$11.23	$11.31		$13.57

Total Return(b)	12.87%		13.99%	(0.71)%	(4.89	)%(c)	28.75	%(c)

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$9,141		$6,537	$6,682	$7,229		$6,928
Ratio of expenses to:
average net assets, before reimbursement(d)	1.78%		1.77%	1.70%	1.56%		1.68%
average net assets, net of reimbursement(d)	1.76	%(f)	1.70%	1.70%	1.56%		1.68%
Ratio of net investment income (loss) to average net assets(d)(e)	(0.30)%		1.04%	0.86%	(0.72)%		(0.30)%
Portfolio turnover rate	3%		226%	385%	406%		64%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Effective December 1, 2024, the operating expense limitation was eliminated.

Tactical Dividend and Momentum Fund – Class C

Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year Ended July 31, 2025		Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022		Year Ended July 31, 2021
Net asset value, beginning of year	$11.78		$10.51	$10.67	$12.99		$10.17

Investment operations:
Net investment income (loss)(a)	(0.13)		0.02	0.01	(0.18)		(0.12)
Net realized and unrealized gain (loss) on investments	1.54		1.36	(0.17)	(0.45)		2.94
Total from investment operations	1.41		1.38	(0.16)	(0.63)		2.82

Less distributions to shareholders from:
Net investment income	—		(0.11)	—	—		—
Net realized gains	—		—	—	(1.69)		—
Total distributions	—		(0.11)	—	(1.69)		—

Net asset value, end of year	$13.19		$11.78	$10.51	$10.67		$12.99

Total Return(b)	11.97%		13.28%	(1.50)%	(5.62	)%(c)	27.73	%(c)

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$249		$234	$239	$314		$345
Ratio of expenses to:
average net assets, before reimbursement(d)	2.53%		2.52%	2.45%	2.32%		2.43%
average net assets, net of reimbursement(d)	2.51	%(f)	2.45%	2.45%	2.32%		2.43%
Ratio of net investment income (loss) to average net assets(d)(e)	(1.06)%		0.19%	0.14%	(1.52)%		(1.05)%
Portfolio turnover rate	3%		226%	385%	406%		64%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Effective December 1, 2024, the operating expense limitation was eliminated.

Tactical Dividend and Momentum Fund – Class I

Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year Ended July 31, 2025		Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net asset value, beginning of year	$12.50		$11.15	$11.20	$13.43	$10.40

Investment operations:
Net investment income (loss)(a)	(0.01)		0.15	0.12	(0.07)	— (b)
Net realized and unrealized gain (loss) on investments	1.66		1.42	(0.17)	(0.47)	3.03
Total from investment operations	1.65		1.57	(0.05)	(0.54)	3.03

Less distributions to shareholders from:
Net investment income	—		(0.22)	—	—	—
Net realized gains	—		—	—	(1.69)	—
Total distributions	—		(0.22)	—	(1.69)	—

Net asset value, end of year	$14.15		$12.50	$11.15	$11.20	$13.43

Total Return(c)	13.20%		14.30%	(0.45)%	4.70%	29.13%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$67,291		$67,619	$85,173	$100,451	$64,338
Ratio of expenses to:
average net assets, before reimbursement(d)	1.53%		1.52%	1.45%	1.40%	1.43%
average net assets, net of reimbursement(d)	1.51	%(f)	1.45%	1.45%	1.40%	1.43%
Ratio of net investment income (loss) to average net assets(d)(e)	(0.07)%		1.36%	1.11%	(0.56)%	(0.03)%
Portfolio turnover rate	3%		226%	385%	406%	64%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.
(b)	Rounds to less than $0.005 per share.
(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(d)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Effective December 1, 2024, the operating expense limitation was eliminated.

Tactical Dividend and Momentum Fund – Class R

Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year Ended July 31, 2025		Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net asset value, beginning of year	$12.30		$10.97	$11.07	$13.33	$10.37

Investment operations:
Net investment income (loss)(a)	(0.06)		0.09	0.07	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	1.62		1.41	(0.17)	(0.46)	3.01
Total from investment operations	1.56		1.50	(0.10)	(0.57)	2.96

Less distributions to shareholders from:
Net investment income	—		(0.17)	—	—	—
Net realized gains	—		—	—	(1.69)	—
Total distributions	—		(0.17)	—	(1.69)	—

Net asset value, end of year	$13.86		$12.30	$10.97	$11.07	$13.33

Total Return(b)	12.68%		13.88%	(0.90)%	(4.98)%	28.54%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$14,167		$16,650	$15,643	$19,070	$16,898
Ratio of expenses to:
average net assets, before reimbursement(c)	1.93%		1.92%	1.85%	1.72%	1.83%
average net assets, net of reimbursement(c)	1.91	%(e)	1.85%	1.85%	1.72%	1.83%
Ratio of net investment income (loss) to average net assets(c)(d)	(0.46)%		0.81%	0.70%	(0.90)%	(0.43)%
Portfolio turnover rate	3%		226%	385%	406%	64%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Effective December 1, 2024, the operating expense limitation was eliminated.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2025

1.	ORGANIZATION

The Tactical Dividend and Momentum Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 9, 2015. The investment objective of the Fund is to provide capital appreciation and current income, and the Fund is diversified. The Tactical Dividend and Momentum Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund offers Class A, Class C, Class I and Class R shares. Class A shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of the Fund are offered at net asset value. There is a 1.00% contingent deferred sales charge (“CDSC”) on Class A shares for investments of $1 million or more on shares sold within 1-year of purchase, unless you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. Class C shares of the Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has appointed execution of these procedures to the Fund’s investment adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds (such as closed-end investment companies and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	82,147,375	—	—	82,147,375
Collateral For Securities Loaned	7,710,600	—	—	7,710,600
Money Market Fund	8,813,079	—	—	8,813,079
Total	$98,671,054	$—	$—	$98,671,054

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2022-2024, or expected to be taken in the Fund’s July 31, 2025, tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments expose the Fund to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with the Fund’s investments. These risks include but are not limited to cash positions risk, cybersecurity risk, equity risk, fixed income securities risk, focus risk, healthcare sector risk, high yield risk, information technology sector risk, investment companies risk/exchange-traded funds, issuer-specific risk, large capitalization risk, liquidity risk, management risk, market events risk, market risk, portfolio turnover risk, preferred stock risk, real estate securities risk, rules-based strategy risk, sector risk, securities lending risk, technology securities risk, underlying fund risk and volatility risk.

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

●	Dividend-Yielding Companies Risk. A company that has historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the company’s stock and lower performance of the Fund.

●	Momentum Investing Risk. An investment in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may experience greater price volatility than other equity securities, which may negatively impact the investment performance of the Fund.

Cash Positions Risk – The Fund may hold a significant position in cash, cash equivalent securities or U.S. treasury investments. When the Fund’s investment in cash, cash equivalent securities or U.S. treasury investments increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Investment Companies Risk – When the Fund invests in other investment companies, including closed-end funds or ETFs, it will bear additional expense based upon its pro rata share of the other investment company’s operating expense, including the management fees of such funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. In addition, the market value of shares of ETFs or exchange-traded closed-end funds may differ from their net asset value. Accordingly, there may be times when closed-end fund or ETF shares trade at a premium or discount to net asset value.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss of delay.

Volatility Risk – The Fund or an underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invest. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond market or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity.

Sector Risk – The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Technology Securities Risk – The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by technology companies. Securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Underlying Funds Risk – The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to their

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

allocation of its assets among the underlying funds. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended July 31, 2025, amounted to $2,511,071 and $22,641,908, respectively.

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Effective December 6, 2024, VestGen Investment Management, LLC (“VestGen”) began to serve as the Fund’s investment adviser pursuant to an interim advisory agreement (the “Interim Advisory Agreement”) pending shareholder approval of a new investment advisory agreement. Prior to this date, Hanlon Investment Management, Inc. (“Hanlon”) served as the investment adviser to the Fund. On December 6, 2024, (the “Closing Date”), the equity ownership of Hanlon was involved in a restructuring with VestGen that was deemed to be a change in control under the 1940 Act (the “Transaction”), effective as of the closing time of the Transaction (the “Closing Time”). Effective as of the Closing Date, the investment advisory agreement between Hanlon and the Trust with respect to the Fund prior to the Closing Time (the “Prior Advisory Agreement”) was terminated. As a result, the Board approved the Interim Advisory Agreement and a new investment advisory agreement with respect to the Fund with VestGen (the “New Advisory Agreement”) with substantially the same terms as the Prior Advisory Agreement, including the compensation to be paid to the adviser. On April 28, 2025, the New Advisory Agreement was approved by the Fund’s shareholders and, as of that date, VestGen began serving as the investment adviser pursuant to the New Advisory Agreement. Pursuant to the New Advisory Agreement, VestGen, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by VestGen, the Fund pays VestGen an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. Prior to the Closing Date, pursuant to the Prior Advisory Agreement, the Fund paid Hanlon an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the year ended July 31, 2025, the Fund paid advisory fees in the amount of $905,922 of which $322,275 and $583,647 were paid to Hanlon and VestGen, respectively.

Prior to November 30, 2024, the Hanlon has contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), to ensure that total annual operating expenses of the Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R shares, respectively. Effective December 1, 2024 the Waiver Agreement was not renewed and, therefore, the fee waiver and/or reimbursement arrangement under that agreement was no longer in effect on and after that date. During the year ended July 31, 2025, Hanlon waived $20,586 in advisory fees. Previously waived fees are no longer available for recapture.

Distributor – The distributor of the Fund is Foreside Fund Services, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Fund may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the year ended July 31, 2025, the Tactical Dividend and Momentum Fund incurred distribution fees of $18,639, $2,403 and $63,814 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the year ended July 31, 2025, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, the following affiliated entities provide services to the Fund:

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$77,688,624	$21,140,629	$(158,199)	$20,982,430

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the year ended July 31, 2024, is as follows:

	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
Ordinary Income	$—	$1,636,514
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$1,636,514

There were no distributions paid for the year ended July 31, 2025.

As of July 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$—	$—	$(211,617)	$(7,203,071)	$—	$20,982,430	$13,567,742

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $211,617.

At July 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$7,203,071	$—	$7,203,071	$2,164,457

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the fiscal year ended July 31, 2025, as follows:

Paid In Capital	Distributable Earnings
$(58,010)	$58,010

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

8.	SECTOR CONCENTRATION

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2025, the Fund had 33.7% of the value of its net assets invested within the Information Technology sector.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of July 31, 2025, Pershing LLC held 68.90% of the voting securities of the Fund for the benefit of others.

10.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized by cash and securities, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

As of July 31, 2025, the Fund had loaned securities and received collateral for the loan. The Fund received cash collateral which was invested in the Dreyfus Government Cash Management Fund as shown in the Schedule of Investments and non-cash collateral in the form of U.S. Government securities. The Fund receives compensation relating to the lending of the Fund’s securities.

The market values of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

Fund	Loaned Securities	Collateral	Investment Income
Tactical Dividend and Momentum Fund	$22,154,578	$22,665,457	1.89%

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Assets	Amounts of Recognized Assets	Statement of Assets and Liabilities	Statement of Assets & Liabilities	Financial Instruments Pledged*	Cash Collateral Pledged	Net Amount of Assets
Tactical Dividend and Momentum Fund
Description:
Securities Loaned	$22,154,578	$—	$22,154,578	$14,443,978	$7,710,600	$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged. Non-cash collateral included in the table aboves is not reflected in the Fund’s records as the Fund does not have control of this collateral.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

The following table sets forth the remaining contractual maturity of the collateral held as of July 31, 2025:

	Remaining Contractual Maturity of the Collateral Held as of July 31, 2024
	Overnight and Continuous	Up to 30 Days	30-90 days	Greater than 90 days	Total
Dreyfus Government Cash Management Fund Institutional Class	$7,710,600	$—	$—	$—	$7,710,600
U.S. Government	—	23,739	913,178	14,017,940	14,954,857
Total securities lending collateral	$7,710,600	$23,739	$913,178	$14,017,940	$22,665,457

The fair value of the securities loaned for the Fund totaled $22,154,578 at July 31, 2025. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $7,710,600 for the Fund at July 31, 2025. These amounts are offset by a liability recorded as “Securities lending collateral.” As of July 31, 2025, the borrower has pledged non-cash collateral of $14,954,857 which is not reflected in the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

11.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tactical Dividend and Momentum Fund and Board of Trustees of
Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tactical Dividend and Momentum Fund (the “Fund”), a series of Two Roads Shared Trust, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the three-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended July 31, 2022, and prior, were audited by other auditors whose reports dated September 29, 2022 and September 29, 2021, expressed unqualified opinions on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2025

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited)

July 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At the meeting held on April 28, 2025 shareholders of record of the Tactical Dividend and Momentum Fund (the “Fund”) at the close of business on March 24, 2025, voted to approve the following proposals:

Approval of a new investment advisory agreement (the “Investment Advisory Agreement”) between the Trust, on behalf of the Fund, and VestGen Investment Management LLC (“VestGen”).

FOR	AGAINST	ABSTAIN
4,694,689.00 Shares	0.00 Shares	14,937.00 Shares

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer

Date:	10/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer

Date:	10/3/2025

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer

Date:	10/3/2025